DEPOSITS (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Scheduled maturities of Certificates of Deposits
2013	$ 109,239,000
2014	32,423,000
2015	14,793,000
2016	16,240,000
2017	12,780,000
Thereafter	2,000
Total	185,477,000
Interest paid on certificates of deposits
Interest paid on certificates of deposits of $100 thousand or more	1,200,000	1,700,000	2,100,000
Deposits from directors and executive officers and their related interests	4,800,000	4,400,000
Amount of overdrafts classified as loans	$ 142,000	$ 119,000